January 25, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Quantitative Funds (the “Trust”) File No. 33-8553

Commissioners:

Enclosed is Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A for Vanguard Quantitative Funds (the “Trust”), which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on November 20, 2009, to (1) implement the changes required by the new Form N-1A, and (2) to effect a number of non-material changes. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment, 2) update the financial information for the Trust, and 3) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of January 27, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

The Vanguard Group, Inc.

Frances T. Han
Associate Counsel
Securities Regulation, Legal Department
The Vanguard Group, Inc.

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission